Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires our annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on certain fixed dates. We do not time the grant of equity-based awards to take advantage of the release of material non-public information. The policy also prohibits manipulating the timing of the public release of information to increase the value of an award. Under the policy, the exercise price of any stock option or SAR award will be the closing price of BD stock on the grant date. During fiscal 2024, BD did not grant stock options (or similar awards, including SARs) to any named executive officer during any period beginning four business days before and ending one business day after the filing of any BD periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any BD Form 8-K that disclosed any material non-public information.

Award Timing Method	The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires our annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on certain fixed dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time the grant of equity-based awards to take advantage of the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false